Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Schedule of income tax expense

For the years ended December 31,	2025	2024
Current income tax expense	$9,640	$10,121
Deferred tax expense	19,713	193
Income tax expense	$29,353	$10,314

For the years ended December 31,	2025	2024
Tax expense related to continuing operations
Current
Canada	$144	$—
International	9,496	10,121
	9,640	10,121
Deferred
Canada	20,319	(1,291)
International	(606)	1,484
	19,713	193
Income tax expense	$29,353	$10,314

Schedule of reconciliation between income tax expense and the product of accounting profit multiplied by the Company's weighted average tax rate applicable to profits

For the years ended December 31,	2025	2024
Earnings (loss) before income taxes	$269,358	$(12,770)

At 26.5% statutory rate	$71,380	$(3,384)
Tax effects of:
Differences in foreign statutory tax rates	(44,558)	(5,936)
Temporary difference subject to Initial Recognition Exemption	3,107	3,717
Deferred tax asset not recognized	1,537	7,928
Income/expenses not taxed	156	5,533
Adjustments in respect to prior year	(1,336)	1,293
Impact of foreign exchange on deferred tax balance	(541)	724
Other	(392)	439
Income tax expense	$29,353	$10,314

Schedule of significant components of deferred income tax liabilities

For the years ended December 31,	2025	2024
Deferred tax assets
Non-capital loss carry-forwards	$28,979	$21,897
Stream and other assets	6,298	6,915
	35,277	28,812
Deferred tax liabilities
Royalties and other assets	(49,479)	(23,300)
	(14,201)	5,512
Classification
Non-current assets	5,870	8,446
Non-current liabilities	(20,071)	(2,934)
	$(14,201)	$5,512

Schedule of movement in net deferred taxes

For the years ended December 31,	2025	2024
Balance, beginning of the year	$5,512	$5,705
Recognized in profit and loss	(19,713)	(193)
Balance, end of year	$(14,201)	$5,512

Schedule of non-capital loss

Year of Expiry	2038 to 2040	2041 to 2042	2043 to 2045	Total
NCLs	$31,430	$12,220	$43,467	$87,117